Goodwill and intangible assets - Schedule of Goodwill (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance		$ 22,168,288	$ 25,453,372	$ 30,104,661
Business acquisition				22,839,437
Impairment loss related to goodwill	$ (7,570,471)	(7,570,471)	(3,288,847)	(26,898,016)
Effect of movements in exchange rates			3,763	(592,710)
Ending Balance	$ 14,354,340	$ 14,354,340	$ 22,168,288	$ 25,453,372